UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2017
Date of reporting period: April 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (97.29%)
CONSUMER DISCRETIONARY – (15.71%)
Automobiles & Components – (3.60%)
Adient PLC	3,718,916	$273,563,461
Delphi Automotive PLC	1,853,720	149,039,088
		422,602,549
Consumer Durables & Apparel – (0.72%)
Hunter Douglas N.V. (Netherlands)	1,049,780	84,758,076
Media – (1.84%)
Liberty Global PLC, LiLAC Class C *	986,161	21,537,756
Liberty Global PLC, Series C *	5,621,336	194,554,439
		216,092,195
Retailing – (9.55%)
Amazon.com, Inc. *	856,106	791,889,489
CarMax, Inc. *	2,141,800	125,295,300
Liberty Expedia Holdings, Inc., Series A *	280,213	13,537,090
Liberty Interactive Corp., Liberty Ventures, Series A *	420,315	22,633,963
Liberty Interactive Corp., QVC Group, Series A *	1,235,108	26,159,587
Liberty TripAdvisor Holdings Inc., Series A *	401,876	5,907,577
Priceline Group Inc. *	73,984	136,635,131
		1,122,058,137
	Total Consumer Discretionary	1,845,510,957
CONSUMER STAPLES – (0.91%)
Food & Staples Retailing – (0.91%)
Costco Wholesale Corp.	605,814	107,544,101
	Total Consumer Staples	107,544,101
ENERGY – (10.74%)
Apache Corp.	10,546,105	512,962,547
Cabot Oil & Gas Corp.	7,304,642	169,759,880
Encana Corp. (Canada)	32,467,130	347,398,291
Occidental Petroleum Corp.	3,755,625	231,121,163
	Total Energy	1,261,241,881
FINANCIALS – (29.31%)
Banks – (11.44%)
JPMorgan Chase & Co.	7,957,284	692,283,708
Wells Fargo & Co.	12,108,622	651,928,208
		1,344,211,916
Diversified Financials – (15.60%)
Capital Markets – (4.01%)
Bank of New York Mellon Corp.	10,007,127	470,935,397
Consumer Finance – (4.76%)
American Express Co.	5,297,211	419,803,972
Capital One Financial Corp.	1,734,609	139,427,871
		559,231,843
Diversified Financial Services – (6.83%)
Berkshire Hathaway Inc., Class A *	2,493	617,715,540
Visa Inc., Class A	2,020,246	184,286,840
		802,002,380
		1,832,169,620

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.27%)
Multi-line Insurance – (0.93%)
Fairfax Financial Holdings Ltd. (Canada)	21,697	$9,903,813
Loews Corp.	2,125,169	99,075,379
		108,979,192
Property & Casualty Insurance – (1.34%)
Chubb Ltd.	678,790	93,163,927
Markel Corp. *	66,226	64,212,730
		157,376,657
		266,355,849
	Total Financials	3,442,737,385
HEALTH CARE – (5.82%)
Health Care Equipment & Services – (5.82%)
Aetna Inc.	2,109,080	284,873,436
Express Scripts Holding Co. *	2,480,647	152,162,887
UnitedHealth Group Inc.	1,411,812	246,897,682
	Total Health Care	683,934,005
INDUSTRIALS – (10.16%)
Capital Goods – (8.68%)
Johnson Controls International PLC	7,281,219	302,680,274
Orascom Construction Ltd. (United Arab Emirates)*	3,049,557	17,992,386
Safran S.A. (France)	2,753,490	228,012,551
United Technologies Corp.	3,958,210	470,987,408
		1,019,672,619
Transportation – (1.48%)
FedEx Corp.	920,430	174,605,571
	Total Industrials	1,194,278,190
INFORMATION TECHNOLOGY – (14.91%)
Semiconductors & Semiconductor Equipment – (2.11%)
Texas Instruments Inc.	3,134,510	248,190,502
Software & Services – (12.80%)
Alphabet Inc., Class A *	376,997	348,541,266
Alphabet Inc., Class C *	632,007	572,573,062
ASAC II L.P. *(a)	4,156,451	3,939,069
CommerceHub, Inc., Series A *	69,985	1,119,760
CommerceHub, Inc., Series C *	140,161	2,231,363
Facebook Inc., Class A *	1,958,957	294,333,289
Fang Holdings Ltd., Class A, ADR (China)*	4,754,479	15,927,504
Microsoft Corp.	2,214,108	151,577,834
Oracle Corp.	2,508,683	112,790,388
		1,503,033,535
	Total Information Technology	1,751,224,037
MATERIALS – (9.73%)
Axalta Coating Systems Ltd. *	3,312,561	103,915,039
Ecolab Inc.	1,006,757	129,962,261
LafargeHolcim Ltd. (Switzerland)	5,429,918	308,279,795
Monsanto Co.	2,419,793	282,172,062
OCI N.V. (Netherlands)*	5,622,486	109,384,861

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	1,673,070	$209,100,289
		Total Materials	1,142,814,307
	TOTAL COMMON STOCK – (Identified cost $6,611,515,450)		11,429,284,863
PREFERRED STOCK – (2.58%)
CONSUMER DISCRETIONARY – (2.58%)
Retailing – (2.58%)
	Didi Chuxing Joint Co., Series A (China)*(a)	5,938,103	302,440,056
	TOTAL PREFERRED STOCK – (Identified cost $180,256,968)		302,440,056
SHORT-TERM INVESTMENTS – (0.18%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 05/01/17, dated 04/28/17, repurchase value of $7,106,491 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-9.00%, 06/20/17-01/20/47, total market value $7,248,120)	$7,106,000	7,106,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.82%, 05/01/17, dated 04/28/17, repurchase value of $2,127,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 11/20/46-04/20/47, total market value $2,169,540)	2,127,000	2,127,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.83%, 05/01/17, dated 04/28/17, repurchase value of $3,411,236 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.16%-3.425%, 12/01/31-01/01/33, total market value $3,479,220)	3,411,000	3,411,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.92%, 05/01/17, dated 04/28/17, repurchase value of $8,527,654 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.00%, 08/17/17-11/01/44, total market value $8,697,540)	8,527,000	8,527,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,171,000)		21,171,000
	Total Investments – (100.05%) – (Identified cost $6,812,943,418) – (b)		11,752,895,919
	Liabilities Less Other Assets – (0.05%)		(5,720,004)
	Net Assets – (100.00%)		$11,747,175,915

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $306,379,125 or 2.61% of the Fund's net assets as of April 30, 2017.

(b)	Aggregate cost for federal income tax purposes is $6,862,692,848. At April 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$5,189,858,723
	Unrealized depreciation		(299,655,652)
	Net unrealized appreciation		$4,890,203,071

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
April 30, 2017 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments – (Continued)
April 30, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,845,510,957	$–	$302,440,056	$2,147,951,013
Consumer Staples	107,544,101	–	–	107,544,101
Energy	1,261,241,881	–	–	1,261,241,881
Financials	3,442,737,385	–	–	3,442,737,385
Health Care	683,934,005	–	–	683,934,005
Industrials	1,194,278,190	–	–	1,194,278,190
Information Technology	1,747,284,968	–	3,939,069	1,751,224,037
Materials	1,142,814,307	–	–	1,142,814,307
Short-term securities	–	21,171,000	–	21,171,000
Total Investments	$11,425,345,794	$21,171,000	$306,379,125	$11,752,895,919

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended April 30, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2017:

Investment Securities:
Beginning balance	$230,824,549
Net change in unrealized appreciation (depreciation)	75,554,576
Ending balance	$306,379,125

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2017	$75,554,576

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments – (Continued)
April 30, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	April 30, 2017	Technique	Input(s)	Amount
Common Stock	$3,939,069	Discounted Cash Flow	Annualized Yield	2.538%
Preferred Stock	302,440,056	Market Approach	Transaction Price	$50.9321
	$306,379,125

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. The transaction price input is attributable to a private security and includes assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (86.77%)
CONSUMER DISCRETIONARY – (14.07%)
Automobiles & Components – (1.94%)
Adient PLC	10,739	$789,961
Consumer Services – (1.70%)
New Oriental Education & Technology Group, Inc., ADR (China)*	10,680	689,287
Media – (1.66%)
Naspers Ltd. - N (South Africa)	3,560	676,250
Retailing – (8.77%)
Amazon.com, Inc. *	2,259	2,089,552
JD.com Inc., Class A, ADR (China)*	21,970	770,488
Priceline Group Inc. *	114	210,538
Vipshop Holdings Ltd., Class A, ADR (China)*	35,890	497,794
		3,568,372
	Total Consumer Discretionary	5,723,870
CONSUMER STAPLES – (0.90%)
Food, Beverage & Tobacco – (0.90%)
Nestle S.A. (Switzerland)	4,765	367,072
	Total Consumer Staples	367,072
ENERGY – (0.17%)
Transocean Ltd. *	6,255	68,993
	Total Energy	68,993
FINANCIALS – (17.96%)
Banks – (4.92%)
JPMorgan Chase & Co.	12,670	1,102,290
U.S. Bancorp	17,545	899,708
		2,001,998
Diversified Financials – (9.85%)
Capital Markets – (2.81%)
Bank of New York Mellon Corp.	24,250	1,141,205
Consumer Finance – (3.42%)
American Express Co.	8,250	653,813
Capital One Financial Corp.	9,200	739,496
		1,393,309
Diversified Financial Services – (3.62%)
Berkshire Hathaway Inc., Class A *	4	991,120
Berkshire Hathaway Inc., Class B *	2,915	481,587
		1,472,707
		4,007,221
Insurance – (3.19%)
Multi-line Insurance – (3.19%)
Loews Corp.	27,770	1,294,637
	Total Financials	7,303,856
HEALTH CARE – (3.62%)
Health Care Equipment & Services – (3.56%)
Aetna Inc.	3,710	501,109
Express Scripts Holding Co. *	3,070	188,314
Quest Diagnostics Inc.	1,870	197,304
UnitedHealth Group Inc.	3,210	561,365
		1,448,092

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.06%)
Valeant Pharmaceuticals International, Inc. (Canada)*	2,735	$25,299
	Total Health Care	1,473,391
INDUSTRIALS – (8.24%)
Capital Goods – (6.94%)
Eaton Corp. PLC	15,660	1,184,522
Johnson Controls International PLC	8,196	340,708
Safran S.A. (France)	2,620	216,958
Schneider Electric SE (France)	7,615	601,389
United Technologies Corp.	4,030	479,530
		2,823,107
Transportation – (1.30%)
FedEx Corp.	2,790	529,263
	Total Industrials	3,352,370
INFORMATION TECHNOLOGY – (29.06%)
Semiconductors & Semiconductor Equipment – (15.03%)
Applied Materials, Inc.	51,990	2,111,314
Intel Corp.	26,206	947,347
Lam Research Corp.	4,355	630,822
Micron Technology, Inc. *	16,028	443,495
Texas Instruments Inc.	18,700	1,480,666
Xilinx, Inc.	7,920	499,831
		6,113,475
Software & Services – (12.11%)
Alibaba Group Holding Ltd., ADR (China)*	3,280	378,840
Baidu, Inc., Class A, ADR (China)*	1,375	247,816
DXC Technology Co.	1,789	134,783
Facebook Inc., Class A *	2,585	388,396
Microsoft Corp.	18,840	1,289,787
Oracle Corp.	25,875	1,163,340
SAP SE, ADR (Germany)	13,240	1,326,383
		4,929,345
Technology Hardware & Equipment – (1.92%)
Hewlett Packard Enterprise Co.	20,830	388,063
HP Inc.	20,830	392,020
		780,083
	Total Information Technology	11,822,903
MATERIALS – (12.75%)
Akzo Nobel N.V. (Netherlands)	5,520	482,718
Axalta Coating Systems Ltd. *	20,310	637,125
Ecolab Inc.	3,975	513,133
LafargeHolcim Ltd. (Switzerland)	17,083	969,875
Monsanto Co.	9,615	1,121,205
PPG Industries, Inc.	5,470	600,825
Praxair, Inc.	6,905	862,987
	Total Materials	5,187,868
TOTAL COMMON STOCK – (Identified cost $24,343,268)		35,300,323

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (13.97%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 05/01/17, dated 04/28/17, repurchase value of $1,907,132 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-9.00%, 06/20/17-01/20/47, total market value $1,945,140)	$1,907,000	$1,907,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.82%, 05/01/17, dated 04/28/17, repurchase value of $571,039 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 11/20/46-04/20/47, total market value $582,420)	571,000	571,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.83%, 05/01/17, dated 04/28/17, repurchase value of $916,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 12/01/31-04/01/47, total market value $934,320)	916,000	916,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.92%, 05/01/17, dated 04/28/17, repurchase value of $2,289,175 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.00%, 08/17/17-05/01/47, total market value $2,334,780)	2,289,000	2,289,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,683,000)	5,683,000
	Total Investments – (100.74%) – (Identified cost $30,026,268) – (a)		40,983,323
	Liabilities Less Other Assets – (0.74%)		(302,129)
		Net Assets – (100.00%)	$40,681,194

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $30,065,035. At April 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$11,356,219
	Unrealized depreciation		(437,931)
		Net unrealized appreciation	$10,918,288

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2017 (Unaudited)

Security Valuation - (Continued)

available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$5,723,870	$–	$–	$5,723,870
Consumer Staples	367,072	–	–	367,072
Energy	68,993	–	–	68,993
Financials	7,303,856	–	–	7,303,856
Health Care	1,473,391	–	–	1,473,391
Industrials	3,352,370	–	–	3,352,370
Information Technology	11,822,903	–	–	11,822,903
Materials	5,187,868	–	–	5,187,868
Short-term securities	–	5,683,000	–	5,683,000
Total Investments	$35,300,323	$5,683,000	$–	$40,983,323

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2017.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 29, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 29, 2017